Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
January 31, 2025
SCF-S-NPRT1-0425
1.907961.115
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 2.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Amotiv Ltd	425,000	2,828,709
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Whitehaven Coal Ltd	2,425,000	9,112,568
Financials - 1.0%
Financial Services - 0.0%
Cuscal Ltd (a)	1,600,000	2,597,801
Insurance - 1.0%
nib holdings Ltd/Australia	972,683	3,461,920
Steadfast Group Ltd	9,359,992	33,625,153
		37,087,073
TOTAL FINANCIALS		39,684,874

Industrials - 0.1%
Machinery - 0.1%
Silex Systems Ltd (a)	550,000	2,085,321
Materials - 0.7%
Metals & Mining - 0.7%
Imdex Ltd	15,040,232	24,401,903
Vulcan Energy Resources Ltd (a)	530,000	1,512,354
		25,914,257
Real Estate - 0.2%
Specialized REITs - 0.2%
National Storage REIT unit	5,500,000	7,601,798
TOTAL AUSTRALIA		87,227,527
AUSTRIA - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (a)(b)	150,000	2,052,496
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (c)(d)	1,205,000	14,821,269
BELGIUM - 2.2%
Financials - 1.2%
Banks - 1.2%
KBC Ancora	783,579	42,351,301
Health Care - 0.2%
Biotechnology - 0.0%
Galapagos NV (a)	80,000	1,838,994
Health Care Equipment & Supplies - 0.1%
Ion Beam Applications	170,000	2,363,197
Health Care Providers & Services - 0.1%
Fagron	257,500	5,107,535
TOTAL HEALTH CARE		9,309,726

Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Azelis Group NV	1,156,754	23,832,330
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	25,000	1,517,197
Real Estate - 0.2%
Industrial REITs - 0.2%
Montea NV (a)	50,000	3,470,103
Warehouses De Pauw CVA	138,500	2,988,542
		6,458,645
TOTAL BELGIUM		83,469,199
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Automob Participacoes SA	1	0
Industrials - 0.0%
Ground Transportation - 0.0%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,000,000	1,656,386
TOTAL BRAZIL		1,656,386
CANADA - 3.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc (b)	118,300	4,108,165
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
North West Co Inc/The	105,000	3,355,144
Energy - 0.8%
Energy Equipment & Services - 0.3%
McCoy Global Inc	736,750	1,495,450
Pason Systems Inc	1,236,500	11,230,468
		12,725,918
Oil, Gas & Consumable Fuels - 0.5%
Parkland Corp	181,500	4,039,994
South Bow Corp (b)	500,000	11,965,459
		16,005,453
TOTAL ENERGY		28,731,371

Financials - 0.0%
Financial Services - 0.0%
ECN Capital Corp	533,950	1,157,286
Industrials - 1.5%
Aerospace & Defense - 0.2%
CAE Inc (a)	267,200	6,300,577
Trading Companies & Distributors - 1.3%
Richelieu Hardware Ltd	1,753,920	49,575,831
TOTAL INDUSTRIALS		55,876,408

Information Technology - 0.3%
Software - 0.3%
Lumine Group Inc Subordinate Voting Shares (a)(c)	430,000	11,405,718
Materials - 0.7%
Metals & Mining - 0.7%
Osisko Gold Royalties Ltd	1,499,700	27,737,253
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (a)(b)	950,000	3,948,120
TOTAL CANADA		136,319,465
CHINA - 0.5%
Communication Services - 0.1%
Entertainment - 0.1%
NetEase Cloud Music Inc (a)(b)(c)(d)	290,000	4,548,056
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	2,306,670	7,543,176
Health Care - 0.2%
Biotechnology - 0.1%
Zai Lab Ltd (a)	850,000	2,308,227
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	1,250,000	1,126,169
Consun Pharmaceutical Group Ltd	3,000,000	3,030,070
		4,156,239
TOTAL HEALTH CARE		6,464,466

TOTAL CHINA		18,555,698
EGYPT - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Integrated Diagnostics Holdings PLC (a)(c)(d)	15,331,734	5,672,742
FINLAND - 0.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Nanoform Finland Plc (a)	500,000	628,664
Materials - 0.1%
Containers & Packaging - 0.1%
Huhtamaki Oyj	136,689	5,059,466
TOTAL FINLAND		5,688,130
FRANCE - 3.5%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	80,000	3,802,693
Consumer Discretionary - 0.1%
Household Durables - 0.1%
SEB SA	30,000	2,858,556
Specialty Retail - 0.0%
Maisons du Monde SA (c)(d)	259,100	1,102,040
TOTAL CONSUMER DISCRETIONARY		3,960,596

Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	97,649	10,636,613
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA (a)	794,300	15,153,485
Health Care - 0.6%
Pharmaceuticals - 0.6%
Vetoquinol SA	298,648	21,997,038
Industrials - 1.1%
Aerospace & Defense - 0.4%
LISI SA	479,088	13,617,962
Commercial Services & Supplies - 0.2%
Elis SA	440,000	9,010,441
Ground Transportation - 0.3%
Stef SA	75,000	10,410,310
Machinery - 0.0%
Exail Technologies SA (a)(b)	230,000	4,652,739
Trading Companies & Distributors - 0.2%
Thermador Groupe	82,100	6,021,557
TOTAL INDUSTRIALS		43,713,009

Information Technology - 0.7%
Software - 0.7%
Lectra	979,210	27,275,101
Real Estate - 0.2%
Industrial REITs - 0.2%
ARGAN SA	110,600	7,297,238
TOTAL FRANCE		133,835,773
GERMANY - 5.7%
Communication Services - 2.5%
Entertainment - 1.8%
CTS Eventim AG & Co KGaA	670,934	65,704,943
Interactive Media & Services - 0.7%
Scout24 SE (c)(d)	290,500	28,252,941
TOTAL COMMUNICATION SERVICES		93,957,884

Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Auto1 Group SE (a)(c)(d)	1,160,000	22,623,619
Health Care - 0.6%
Health Care Technology - 0.6%
Nexus AG	313,816	22,625,914
Life Sciences Tools & Services - 0.0%
Gerresheimer AG	25,000	1,760,986
TOTAL HEALTH CARE		24,386,900

Industrials - 1.9%
Aerospace & Defense - 1.4%
Rheinmetall AG	63,700	49,918,630
Machinery - 0.5%
Norma Group SE	107,000	1,840,409
Stabilus SE	574,612	19,045,475
		20,885,884
TOTAL INDUSTRIALS		70,804,514

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	140,000	1,962,865
Materials - 0.1%
Chemicals - 0.1%
Wacker Chemie AG (b)	39,000	2,686,451
TOTAL GERMANY		216,422,233
GREECE - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Athens International Airport SA	872,400	7,756,088
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	363,700	9,412,911
INDONESIA - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Selamat Sempurna Tbk PT	50,000,000	5,413,941
IRELAND - 1.4%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cairn Homes PLC	5,041,234	11,876,190
Industrials - 0.8%
Machinery - 0.0%
Mincon Group Plc	3,809,284	1,738,771
Trading Companies & Distributors - 0.8%
AerCap Holdings NV	296,000	28,297,600
TOTAL INDUSTRIALS		30,036,371

Real Estate - 0.3%
Residential REITs - 0.3%
Irish Residential Properties Reit PLC	10,949,300	10,620,481
TOTAL IRELAND		52,533,042
ISRAEL - 1.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC	260,000	2,986,794
Financials - 0.5%
Capital Markets - 0.5%
Tel Aviv Stock Exchange Ltd	1,620,557	18,398,230
Information Technology - 0.7%
Communications Equipment - 0.7%
Ituran Location and Control Ltd	853,735	28,506,212
TOTAL ISRAEL		49,891,236
ITALY - 3.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV	325,000	3,174,651
Consumer Staples - 0.2%
Beverages - 0.1%
Davide Campari-Milano NV (b)	600,000	3,461,468
Personal Care Products - 0.1%
Intercos SpA	310,900	4,592,794
TOTAL CONSUMER STAPLES		8,054,262

Financials - 0.4%
Capital Markets - 0.2%
Banca Generali SpA	137,800	6,924,678
Financial Services - 0.2%
BFF Bank SpA (c)(d)	529,000	4,549,425
Generalfinance Spa	245,000	3,164,329
		7,713,754
TOTAL FINANCIALS		14,638,432

Industrials - 2.5%
Commercial Services & Supplies - 0.1%
doValue SpA (a)(b)(c)(d)	2,973,714	5,127,155
Machinery - 2.4%
Industrie De Nora SpA (b)	21,713	161,730
Interpump Group SpA	1,859,137	88,178,735
		88,340,465
TOTAL INDUSTRIALS		93,467,620

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	33,000	2,341,619
TOTAL ITALY		121,676,584
JAPAN - 27.0%
Communication Services - 0.3%
Entertainment - 0.3%
Daiichikosho Co Ltd	826,928	9,626,631
Consumer Discretionary - 4.4%
Automobile Components - 0.2%
Shoei Co Ltd	430,500	5,970,505
Broadline Retail - 0.0%
ASKUL Corp	280,000	3,069,474
Distributors - 0.2%
Central Automotive Products Ltd	230,779	6,834,271
Diversified Consumer Services - 0.3%
Aucnet Inc	745,660	12,613,947
Hotels, Restaurants & Leisure - 2.6%
Curves Holdings Co Ltd (e)	5,304,859	25,138,491
Gift Holdings Inc	590,900	12,513,189
Koshidaka Holdings Co Ltd (e)	5,252,659	36,037,508
Kyoritsu Maintenance Co Ltd	237,600	4,701,564
Monogatari Corp/The	925,488	19,955,482
		98,346,234
Leisure Products - 0.2%
Yonex Co Ltd	590,000	7,937,891
Specialty Retail - 0.9%
Intermestic Inc	260,000	4,229,655
JINS Holdings Inc	123,200	5,619,201
USS Co Ltd	2,704,200	24,246,649
		34,095,505
TOTAL CONSUMER DISCRETIONARY		168,867,827

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 1.5%
Belc Co Ltd	130,000	5,263,731
Daikokutenbussan Co Ltd	179,300	8,715,184
Kato Sangyo Co Ltd	110,000	3,106,536
Kobe Bussan Co Ltd	82,300	1,870,229
Kusuri no Aoki Holdings Co Ltd	788,874	16,807,319
Qol Holdings Co Ltd	510,000	4,816,100
Trial Holdings Inc (a)(b)	125,200	2,186,108
YAKUODO Holdings Co Ltd	918,800	11,374,682
Yaoko Co Ltd	80,500	4,707,900
		58,847,789
Food Products - 0.5%
Iwatsuka Confectionery Co Ltd	211,600	3,531,243
Kotobuki Spirits Co Ltd	432,600	6,321,606
Toyo Suisan Kaisha Ltd	135,000	8,723,173
		18,576,022
Personal Care Products - 0.3%
Artnature Inc	1,214,900	6,286,167
Rohto Pharmaceutical Co Ltd	257,200	4,360,239
		10,646,406
TOTAL CONSUMER STAPLES		88,070,217

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Iwatani Corp	520,000	5,694,237
San-Ai Obbli Co Ltd	1,073,072	12,433,155
		18,127,392
Financials - 0.6%
Banks - 0.5%
Chiba Bank Ltd/The	556,900	4,742,924
Hokuhoku Financial Group Inc	892,500	12,139,443
Kyoto Financial Group Inc	241,812	3,636,429
		20,518,796
Financial Services - 0.1%
Fuyo General Lease Co Ltd	28,800	2,146,481
TOTAL FINANCIALS		22,665,277

Health Care - 1.7%
Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co Ltd	257,600	4,319,097
Medikit Co Ltd	658,800	11,152,674
Nagaileben Co Ltd	1,528,000	20,482,114
Paramount Bed Holdings Co Ltd	536,612	9,691,085
Techno Medica Co Ltd	283,000	3,212,833
		48,857,803
Health Care Providers & Services - 0.0%
As One Corp	243,000	3,972,394
Health Care Technology - 0.4%
Software Service Inc	178,500	13,609,089
TOTAL HEALTH CARE		66,439,286

Industrials - 6.6%
Air Freight & Logistics - 0.1%
AZ-COM MARUWA Holdings Inc (b)	425,000	3,135,277
Commercial Services & Supplies - 1.3%
CTS Co Ltd	300,000	1,618,785
Daiei Kankyo Co Ltd	656,100	11,968,635
Japan Elevator Service Holdings Co Ltd	926,300	17,929,462
Park24 Co Ltd	300,000	3,961,071
Prestige International Inc	1,100,000	4,963,477
Pronexus Inc	1,124,677	9,659,854
		50,101,284
Construction & Engineering - 1.1%
SHO-BOND Holdings Co Ltd	1,323,800	42,898,078
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	110,000	5,240,946
SWCC Corp	132,100	6,441,326
		11,682,272
Machinery - 2.7%
CKD Corp	267,000	4,344,410
Ebara Corp	250,000	4,118,036
Fujitec Co Ltd	810,300	30,844,891
IHI Corp	107,200	6,413,589
Kawasaki Heavy Industries Ltd	140,100	6,327,966
Mitsuboshi Belting Ltd	272,952	6,910,895
NS Tool Co Ltd (e)	1,444,000	7,071,811
OSG Corp	1,197,475	13,252,980
Takeuchi Manufacturing Co Ltd	50,000	1,750,190
Tocalo Co Ltd	1,479,649	17,148,104
		98,182,872
Marine Transportation - 0.0%
Nippon Concept Corp	145,000	1,709,653
Professional Services - 0.8%
BayCurrent Inc	276,800	11,803,288
Funai Soken Holdings Inc	433,957	6,732,983
MEITEC Group Holdings Inc	201,000	3,902,887
Visional Inc (a)	158,500	7,862,662
		30,301,820
Trading Companies & Distributors - 0.2%
Inaba Denki Sangyo Co Ltd	216,300	5,151,832
Mitani Corp	340,000	4,291,432
		9,443,264
Transportation Infrastructure - 0.1%
Kamigumi Co Ltd	175,800	3,830,074
TOTAL INDUSTRIALS		251,284,594

Information Technology - 7.4%
Electronic Equipment, Instruments & Components - 3.7%
Ai Holdings Corp	416,292	5,329,088
Azbil Corp	13,388,360	100,850,508
Daiwabo Holdings Co Ltd	320,000	6,227,722
Dexerials Corp	420,700	5,482,311
Hamamatsu Photonics KK (b)	250,000	3,085,379
Ibiden Co Ltd	159,100	4,665,289
Jeol Ltd	80,000	2,948,446
Maruwa Co Ltd/Aichi	20,700	5,068,207
Rigaku Holdings Corp	750,000	4,406,612
		138,063,562
IT Services - 2.1%
Comture Corp	100,000	1,400,743
Digital Hearts Holdings Co Ltd	905,050	5,075,577
NSD Co Ltd	1,704,580	35,990,397
Obic Co Ltd	623,000	18,606,069
Softcreate Holdings Corp	200,000	2,965,599
TIS Inc	688,936	15,233,262
		79,271,647
Semiconductors & Semiconductor Equipment - 0.3%
Megachips Corp	40,000	1,501,839
Renesas Electronics Corp	235,000	3,147,703
Shibaura Mechatronics Corp	5,000	261,710
SUMCO Corp (b)	917,700	6,775,391
		11,686,643
Software - 1.1%
Broadleaf Co Ltd	4,655,173	19,188,546
Justsystems Corp	100,000	2,161,981
m-up Holdings Inc (a)	420,000	4,324,822
Miroku Jyoho Service Co Ltd	618,891	7,618,810
WingArc1st Inc	443,836	9,798,509
		43,092,668
Technology Hardware, Storage & Peripherals - 0.2%
MCJ Co Ltd	850,000	7,448,251
TOTAL INFORMATION TECHNOLOGY		279,562,771

Materials - 2.1%
Chemicals - 2.0%
Air Water Inc (Osaka)	250,000	3,116,934
Kansai Paint Co Ltd	655,800	8,887,573
Kuraray Co Ltd	429,900	6,293,773
Nihon Parkerizing Co Ltd	2,731,918	22,278,139
NOF Corp	73,900	983,195
Osaka Soda Co Ltd (b)	425,500	4,568,769
SK Kaken Co Ltd	496,920	28,665,137
		74,793,520
Construction Materials - 0.1%
Maeda Kosen Co Ltd	449,600	5,568,276
TOTAL MATERIALS		80,361,796

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Arealink Co Ltd	300,000	4,496,256
Goldcrest Co Ltd	1,337,800	26,596,948
Katitas Co Ltd	475,000	6,640,907
Relo Group Inc	300,000	3,676,922
		41,411,033
TOTAL JAPAN		1,026,416,824
KOREA (SOUTH) - 0.3%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BGF retail Co Ltd	157,318	11,152,296
Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	18,000	2,065,041
TOTAL KOREA (SOUTH)		13,217,337
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	25,000	683,500
NETHERLANDS - 5.5%
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	287,030	14,203,387
Industrials - 3.9%
Construction & Engineering - 0.3%
Koninklijke Heijmans N.V depository receipt	370,000	12,378,776
Electrical Equipment - 0.2%
TKH Group NV depository receipt	222,600	8,216,320
Machinery - 2.0%
Aalberts NV (a)	2,136,135	76,009,707
Trading Companies & Distributors - 1.4%
IMCD NV	332,429	52,212,083
TOTAL INDUSTRIALS		148,816,886

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
BE Semiconductor Industries NV	370,751	47,961,751
TOTAL NETHERLANDS		210,982,024
NORWAY - 2.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (c)(d)	794,000	5,818,893
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA	370,000	3,739,652
Financials - 0.2%
Banks - 0.2%
SpareBank 1 SMN	356,800	5,752,958
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA	440,375	6,225,097
Industrials - 1.6%
Aerospace & Defense - 1.5%
Kongsberg Gruppen ASA	470,608	55,963,880
Construction & Engineering - 0.1%
Norconsult Norge AS	1,491,300	5,737,948
TOTAL INDUSTRIALS		61,701,828

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	840,200	2,635,204
TOTAL NORWAY		85,873,632
OMAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Oq Exploration And Production	3,200,000	2,668,052
PHILIPPINES - 0.4%
Industrials - 0.4%
Transportation Infrastructure - 0.4%
International Container Terminal Services Inc	2,520,000	15,034,502
POLAND - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (a)(c)(d)	375,000	2,767,002
Information Technology - 0.0%
IT Services - 0.0%
Sygnity SA (a)	81,669	1,321,502
TOTAL POLAND		4,088,504
SINGAPORE - 0.2%
Industrials - 0.2%
Construction & Engineering - 0.2%
Boustead Singapore Ltd	9,400,000	6,977,016
SPAIN - 1.0%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
CIE Automotive SA	66,585	1,782,142
Household Durables - 0.2%
Neinor Homes SA (c)(d)	322,500	5,640,707
TOTAL CONSUMER DISCRETIONARY		7,422,849

Industrials - 0.8%
Air Freight & Logistics - 0.3%
Logista Integral SA	386,900	11,711,978
Commercial Services & Supplies - 0.1%
Befesa SA (c)(d)	200,000	4,357,080
Machinery - 0.4%
Fluidra SA	574,020	14,815,751
TOTAL INDUSTRIALS		30,884,809

TOTAL SPAIN		38,307,658
SWEDEN - 13.2%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Hemnet Group AB	1,091,521	36,365,001
Consumer Discretionary - 1.8%
Automobile Components - 1.2%
Autoliv Inc	405,900	39,234,294
Dometic Group AB (d)	701,300	3,573,608
		42,807,902
Broadline Retail - 0.2%
Rusta AB	1,250,000	9,357,131
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares (a)	540,000	7,380,328
Household Durables - 0.1%
JM AB	315,300	4,686,362
Specialty Retail - 0.1%
BHG Group AB (a)	2,241,400	5,478,268
TOTAL CONSUMER DISCRETIONARY		69,709,991

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Apotea Sverige AB (b)	850,000	5,772,560
Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Surgical Science Sweden AB (a)	190,000	2,962,806
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	1,006,023	13,745,963
TOTAL HEALTH CARE		16,708,769

Industrials - 5.0%
Aerospace & Defense - 0.6%
INVISIO AB	808,872	24,074,006
Building Products - 0.1%
Munters Group AB (c)(d)	251,100	4,024,285
Machinery - 0.1%
Beijer Alma AB B Shares	309,400	4,922,362
Trading Companies & Distributors - 4.2%
AddTech AB B Shares	4,047,896	118,430,840
Bergman & Beving AB B Shares	1,406,054	40,833,112
		159,263,952
TOTAL INDUSTRIALS		192,284,605

Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 4.2%
Lagercrantz Group AB B Shares	7,456,599	158,711,139
Materials - 0.2%
Chemicals - 0.2%
Hexpol AB B Shares	375,500	3,518,682
Kb Components Ab	900,000	4,196,504
		7,715,186
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (a)	2,484,706	14,073,084
TOTAL SWEDEN		501,340,335
SWITZERLAND - 0.7%
Financials - 0.1%
Capital Markets - 0.1%
VZ Holding AG	31,122	5,364,978
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Tecan Group AG	75,160	19,475,993
TOTAL SWITZERLAND		24,840,971
TAIWAN - 1.2%
Communication Services - 0.7%
Entertainment - 0.2%
International Games System Co Ltd	218,000	6,185,393
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd (e)	3,559,432	19,787,815
TOTAL COMMUNICATION SERVICES		25,973,208

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
eMemory Technology Inc	220,000	21,564,007
TOTAL TAIWAN		47,537,215
TURKEY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,471,351	4,827,163
UNITED KINGDOM - 17.8%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.2%
Zegona Communications plc (a)	1,800,000	10,489,554
Interactive Media & Services - 1.8%
Baltic Classifieds Group PLC	10,945,700	46,618,355
Rightmove PLC	2,199,463	18,255,302
Trustpilot Group PLC (a)(c)(d)	500,000	2,064,434
		66,938,091
TOTAL COMMUNICATION SERVICES		77,427,645

Consumer Discretionary - 4.3%
Automobile Components - 0.0%
AB Dynamics PLC	70,000	1,484,160
Broadline Retail - 0.2%
B&M European Value Retail SA	1,716,231	6,896,702
Distributors - 0.1%
Inchcape PLC	610,300	5,107,799
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza Group PLC	1,017,300	3,789,096
Dp Poland PLC (a)	42,210,188	5,102,800
InterContinental Hotels Group PLC ADR	454,900	61,284,128
J D Wetherspoon PLC	333,500	2,584,417
On the Beach Group PLC (c)(d)	2,309,800	7,374,597
		80,135,038
Household Durables - 0.3%
Berkeley Group Holdings PLC	89,288	4,271,974
Vistry Group PLC (a)	779,700	5,785,999
		10,057,973
Leisure Products - 1.3%
Games Workshop Group PLC	269,159	48,591,124
Specialty Retail - 0.3%
Dunelm Group PLC	352,700	4,320,650
Pets at Home Group Plc	1,341,900	3,760,237
Watches of Switzerland Group PLC (a)(d)	345,945	2,466,389
		10,547,276
TOTAL CONSUMER DISCRETIONARY		162,820,072

Consumer Staples - 0.2%
Food Products - 0.2%
Premier Foods PLC	2,661,300	6,196,923
Financials - 1.0%
Capital Markets - 0.5%
Petershill Partners PLC (c)(d)	2,523,300	8,650,689
St James's Place PLC	746,700	9,758,283
		18,408,972
Consumer Finance - 0.0%
H&T Group PLC	600,000	2,559,153
Insurance - 0.5%
Admiral Group PLC	45,000	1,508,152
Lancashire Holdings Ltd	1,561,924	12,568,727
Sabre Insurance Group PLC (c)(d)	2,786,447	4,574,308
		18,651,187
TOTAL FINANCIALS		39,619,312

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (c)(d)	800,000	2,450,042
Industrials - 4.8%
Industrial Conglomerates - 0.4%
DCC PLC	210,000	14,581,224
Machinery - 1.4%
Bodycote PLC	5,506,061	43,897,386
Judges Scientific PLC	50,000	4,401,645
Spirax Group PLC	57,897	5,811,116
		54,110,147
Marine Transportation - 0.7%
Clarkson PLC	488,634	25,930,692
Professional Services - 0.1%
GlobalData PLC	1,200,000	2,648,426
Trading Companies & Distributors - 2.2%
Diploma PLC	385,000	21,729,496
Howden Joinery Group PLC	5,297,682	53,895,330
RS GROUP PLC	1,197,500	9,658,496
		85,283,322
TOTAL INDUSTRIALS		182,553,811

Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 3.0%
Oxford Instruments PLC	705,000	18,356,719
Spectris PLC	2,516,706	94,737,281
		113,094,000
IT Services - 0.1%
Softcat PLC	280,945	5,587,433
Software - 0.6%
Pinewood Technologies Group PLC	959,406	4,086,164
Sage Group PLC/The	1,090,000	18,218,099
		22,304,263
TOTAL INFORMATION TECHNOLOGY		140,985,696

Materials - 1.0%
Chemicals - 0.1%
Synthomer PLC (a)(b)	2,152,695	4,179,852
Construction Materials - 0.5%
SigmaRoc PLC (a)	21,500,000	19,460,231
Metals & Mining - 0.4%
Hill & Smith PLC	545,514	13,487,073
TOTAL MATERIALS		37,127,156

Real Estate - 0.7%
Real Estate Management & Development - 0.1%
Grainger PLC	1,156,700	3,054,830
LSL Property Services PLC	694,000	2,529,842
		5,584,672
Residential REITs - 0.5%
UNITE Group PLC/The	1,599,074	16,991,670
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	450,000	5,328,470
TOTAL REAL ESTATE		27,904,812

TOTAL UNITED KINGDOM		677,085,469
UNITED STATES - 2.9%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
PriceSmart Inc	209,112	19,022,919
Financials - 2.1%
Capital Markets - 2.1%
Morningstar Inc	242,746	79,776,045
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (a)	2,000	510,920
Materials - 0.3%
Containers & Packaging - 0.2%
Smurfit WestRock PLC (United Kingdom)	103,000	5,497,903
Metals & Mining - 0.1%
Ramaco Resources Inc Class A (b)	430,000	4,072,100
TOTAL MATERIALS		9,570,003

TOTAL UNITED STATES		108,879,887
TOTAL COMMON STOCKS (Cost $2,748,432,810)		3,721,164,809

International Equity Funds - 1.0%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (b) (Cost $36,259,308)	610,000	38,161,599

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	62,949,208	62,961,798
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	40,190,091	40,194,110
TOTAL MONEY MARKET FUNDS (Cost $103,155,014)			103,155,908

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,887,847,132)	3,862,482,316
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(54,705,195)
NET ASSETS - 100.0%	3,807,777,121

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $145,825,002 or 3.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,459,281 or 3.7% of net assets.

(e)	Affiliated company
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	105,739,573	270,091,297	312,869,072	723,868	-	-	62,961,798	62,949,208	0.1%
Fidelity Securities Lending Cash Central Fund	28,491,024	334,705,124	323,002,038	278,907	-	-	40,194,110	40,190,091	0.2%
Total	134,230,597	604,796,421	635,871,110	1,002,775	-	-	103,155,908	103,139,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Addcn Technology Co Ltd	20,624,736	-	-	-	-	(836,921)	19,787,815	3,559,432
Curves Holdings Co Ltd	28,078,149	-	-	-	-	(2,939,658)	25,138,491	5,304,859
Koshidaka Holdings Co Ltd	41,006,495	184,262	-	-	-	(5,153,249)	36,037,508	5,252,659
NS Tool Co Ltd	6,974,922	-	-	-	-	96,889	7,071,811	1,444,000
Total	96,684,302	184,262	-	-	-	(8,832,939)	88,035,625	15,560,950

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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